Accrued expenses and other current liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Summary of the components of accrued expenses and other current liabilities
The following is a table summarizing the components the components of our accrued expenses and other current liabilities as of December 31, 2024 and 2023:

	At December 31,
In thousands of U.S. dollars	2024	2023
Accrued expenses to related party port agents	$2,152	$1,108
Scorpio Services Holding Limited (SSH)	452	1
Scorpio Ship Management S.A.M. (SSM)	298	337
Fowe Eco Solutions Ltd. (FOWE)	85	—
Scorpio MR Pool Limited	50	—
Scorpio Commercial Management S.A.M. (SCM)	15	56
Accrued expenses to related parties	3,052	1,502

Accrued short-term employee benefits	34,183	33,329
Suppliers	22,192	17,984
Deferred income	10,686	11,653
Accrued interest	3,478	8,210
	$73,591	$72,678